Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross	$ 360,417	$ 281,632
Less: allowance for uncollectible receivables	(87,160)
Total	273,257	281,632
Referral fees [Member]
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross	11,112	2,675
Advisory service fees [Member]
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross	341,000	275,000
Management fees [Member]
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross	$ 8,305	$ 3,957